8. BIOLOGICAL ASSETS: Schedule of Biological Assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Biological Assets, Carrying value	$ 0	$ 0
Acquired from MAG acquisition
Biological Assets, Carrying value	26,842	0
Capitalized cost
Biological Assets, Carrying value	12,606,343	0
Fair value adjustment
Biological Assets, Carrying value	(543,116)	0
Transferred to inventory
Biological Assets, Carrying value	$ (12,090,069)	$ 0